Annual Total Returns - Voya Russell Mid Cap Index Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Russell Mid Cap Index Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(2.31%)
2012	16.42%
2013	33.51%
2014	12.22%
2015	(3.33%)
2016	12.86%
2017	17.39%
2018	(9.80%)
2019	29.32%
2020	16.01%